Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Scienjoy Holding Corp
Trading Symbol	SJ
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 20-F/A (the “Amendment No.2”) is being filed by Scienjoy Holding Corporation (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2022, originally filed with the U.S. Securities Exchange Commission on April 28, 2023 (the “Original Filing”) and amended on May 8, 2023 (the “Amendment No.1”). The Company is filing this Amendment No.2 solely to amend certain disclosures under Item 15. Controls and Procedures about Internal Control over Financial Reporting.This Form 20-F/A consists solely of the cover page, this explanatory note, Item 15 of the Annual Report on Form 20-F, and certifications by our chief executive officer and chief financial officer. This Amendment No.2 does not affect any other parts of, or any other exhibits to, the Original Filing and Amendment No.1, nor does it reflect events occurring after the date of the Original Filing. Accordingly, this Amendment No.2 should be read in conjunction with the Original Filing, Amendment No.1 and with our filings with the U.S. Securities Exchange Commission subsequent to the Original Filing.
Entity Central Index Key	0001753673
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38799
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	RM 1118, 11th Floor, Building 3, No. 99 Wangzhou Rd
Entity Address, Address Line Two	Liangzhu St
Entity Address, Address Line Three	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	311113
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact
Document Information Line Items
Entity Address, Address Line One	RM 1118, 11th Floor, Building 3, No. 99 Wangzhou Rd
Entity Address, Address Line Two	Liangzhu St
Entity Address, Address Line Three	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	311113
Entity Address, Country	CN
Contact Personnel Name	Xiaowu He
City Area Code	(86)
Local Phone Number	0571 8858 6668
Contact Personnel Email Address	xiaowu.he@scienjoy.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	36,684,668
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,925,058